RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable [Table Text Block]
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Lease liabilities due to a company controlled by the Chief Executive Officer ("CEO")	4,630,273	4,917,482	4,961,727
Due to the Chief Financial Officer ("CFO")	557	770	561
	4,630,830	4,918,252	4,962,288

Schedule of transactions with related parties including key management personnel [Table Text Block]
	Year ended	Two months ended	Year ended
	March 31, 2025	March 31, 2024	January 31, 2024
	$	$	$
Consulting fees paid to a director	60,000	30,000	65,000
Amounts paid to CEO or companies controlled by CEO for leases	768,143	126,756	1,001,214
Amounts paid to CEO or companies controlled by CEO for repayments of promissory note	-	-	2,078,229
Amounts paid to CEO or companies controlled by CEO for remuneration	200,000	38,462	200,000
Salary paid to directors and officers	489,042	92,420	438,162
Share-based compensation	513,735	-	22,128
	2,030,920	287,638	3,804,733